LONG-TERM DEBT, NET (SCC Senior Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Feb. 16, 2022	Dec. 31, 2025	Dec. 31, 2024
Long-term Debt [Line Items]
Total long-term debt		$ 2,030,065	$ 2,171,751
SCC 7.000% Senior Notes, due 2027 [Member] | Senior Secured Notes [Member]
Long-term Debt [Line Items]
Maturity date		Feb. 15, 2027
Net assets restricted from distribution		$ 511,000
Purchase price as percentage of principal	100.00%
Total long-term debt	$ 350,000
Interest rate per annum	7.00%